Segment Information	9 Months Ended
Sep. 30, 2021
Segment Information
Segment Information

5Segment Information

in EUR k	Three Months Ended September 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	2,732	7,261	20,203	—	30,196

Adjusted EBITDA	307	1,070	(3,922)	(10,135)	(12,680)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	26	18	35	54	133
Additions to intangible assets	98	—	—	380	478

Other segment information
Depreciation and amortization	397	515	4,672	1,222	6,806
Research and development expenses	—	—	—	3,821	3,821

in EUR k	Three months ended September 30, 2020
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	3,800	5,069	27,436	—	36,305

Adjusted EBITDA	871	(1,210)	9,516	(10,261)	(1,084)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	3	195	2,900	516	3,614
Additions to intangible assets	218	—	361	237	816

Other segment information
Depreciation and amortization	617	650	110	1,134	2,511
Research and development expenses	—	—	—	4,796	4,796

	Nine Months Ended September 30, 2021
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	9,161	20,359	117,507	—	147,027

Adjusted EBITDA	2,451	2,703	12,496	(31,698)	(14,048)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	35	252	2,069	473	2,829
Additions to intangible assets	661	—	354	1,552	2,567

Other segment information
Depreciation and amortization	1,221	1,333	6,668	4,254	13,476
Research and development expenses	—	—	—	12,209	12,209

	Nine Months Ended September 30, 2020
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	12,290	16,308	29,531	—	58,129

Adjusted EBITDA	5,278	(2,736)	10,306	(26,369)	(13,521)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	304	585	5,400	2,352	8,641
Additions to intangible assets	3,072	—	888	821	4,781

Other segment information
Depreciation and amortization	1,688	1,757	164	3,334	6,943
Research and development expenses	—	—	—	10,606	10,606

Adjustments to EBITDA

Adjustments to EBITDA include non-cash charges in relation to depreciation, amortization (including impairments), and share-based payments as well as net financial costs, and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These include corporate overheads, which are responsible for centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development, and other supporting activities.

Increases in corporate expenses for the three and nine months ended September 30, 2021, are mainly due to increased personnel costs and administrative costs and additional investments in IT support and data center costs.

Reconciliation of Segment Adjusted EBITDA to Group Loss for the Period

For the three months ended September 30	2021	2020
Reported segment Adjusted EBITDA	(2,545)	9,177
Corporate expenses	(10,135)	(10,261)
	(12,680)	(1,084)
Share-based payment expenses (Note 11)	(1,860)	(1,149)
Depreciation and amortization	(6,806)	(2,511)
Operating loss	(21,346)	(4,744)
Financial costs, net	(263)	(793)
Income tax expenses	(35)	(103)
Loss for the three months ended September 30	(21,644)	(5,640)

For the nine months ended September 30	2021	2020
Reported segment Adjusted EBITDA	17,650	12,848
Corporate expenses	(31,698)	(26,369)
	(14,048)	(13,521)
Share-based payment expenses (Note 11)	(6,136)	(2,542)
Depreciation and amortization	(13,476)	(6,943)
Operating loss	(33,660)	(23,006)
Financial costs, net	(734)	(1,498)
Income tax expenses	(159)	(232)
Loss for the nine months ended September 30	(34,553)	(24,736)

Non-Current Asset Locations

Non-current assets of the Group consist of right-of-use assets, property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of Centogene GmbH, except for property, plant and equipment of EUR 437k (December 31, 2020: EUR 516k) and right-of-use assets of EUR 205k (December 31, 2020: EUR 709k), which are located in the United States.

,